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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-0837

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended June 30, 2006. These five series have a March 31 fiscal year end.

Date of reporting period:        June 30, 2006

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.5%
EDUCATION 6.9%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	$1,000,000	$1,086,720
University of California RB:
Ser. C, 5.00%, 11/01/2017, (Insd. by MBIA)	1,215,000	1,280,914
Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	361,283
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	746,130

		3,475,047

GENERAL OBLIGATION – LOCAL 48.3%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	747,652
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	370,902
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	265,480
Chaffey, CA Cmnty. College Dist. GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	40,000	42,763
Clovis, CA Unified Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%, 08/01/2021, (Insd. by MBIA)	225,000	234,403
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by FGIC)	500,000	522,250
Desert Sands, CA Unified Sch. Dist. GO, Election of 2001 Proj., 5.00%, 06/01/2017	1,300,000	1,374,529
East Bay, CA Muni. Util. Dist. GO, Ser. F, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,040,450
El Monte, CA City Sch. Dist. GO, Election of 2004 Proj., Ser. A, 5.00%, 05/01/2019	170,000	177,392
Fremont, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.50%, 08/01/2020, (Insd. by FSA)	400,000	398,748
Fremont, CA Refunding GO, Fremont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	260,438
Grossmont, CA Unified Sch. Dist. GO, Election of 2004 Proj., 5.00%, 08/01/2015	250,000	263,048
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	350,000	349,643
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	700,000	735,784
5.00%, 08/01/2018, (Insd. by FSA)	800,000	830,888
Los Angeles, CA GO:
Election of 1997 Proj., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	1,700,000	1,786,513
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,559,115
Los Angeles, CA Unified Sch. Dist. GO, Election of 2005 Proj., Ser. C, 5.00%, 07/01/2020, (Insd. by
AMBAC)	200,000	208,968
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%, 09/01/2020, (Insd.
by FSA)	350,000	333,515
Perris, CA Unified Sch. Dist. Refunding GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	899,861
Piedmont, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by MBIA)	260,000	243,181
Riverside, CA Cmnty. College Dist. GO, 5.00%, 08/01/2021	750,000	778,822
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%, 08/01/2021	200,000	193,708
Sacramento, CA Unified Sch. Dist. GO, Election of 2002 Proj., 5.00%, 07/01/2018, (Insd. by MBIA)	1,000,000	1,047,990
San Diego, CA Unified Sch. Dist. GO:
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,602,960
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,058,530
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,565,295
Ser. C:
5.00%, 09/01/2014, (Insd. by AMBAC)	685,000	728,032
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	535,140
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2016, (Insd. by FGIC)	910,000	956,519
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020, (Insd. By AMBAC)	450,000	468,657
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	756,389
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by MBIA)	700,000	727,027
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	301,197
Yosemite, CA Cmnty. College Dist. GO, Election of 2004 Proj., Ser. A, 5.00%, 08/01/2019, (Insd. by
FGIC)	1,000,000	1,044,500

		24,410,289

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 4.5%
California Econ. Recovery GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	$175,000	$188,489
California GO:
5.00%, 03/01/2017	600,000	626,424
5.25%, 02/01/2020	1,400,000	1,464,778

		2,279,691

MISCELLANEOUS REVENUE 0.4%
California Infrastructure & Econ. Dev. Bank RB, 5.00%, 10/01/2020	175,000	180,843

PORT AUTHORITY 7.7%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	423,912
Long Beach, CA Harbor RRB:
Ser. A:
5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,027,319
6.00%, 05/15/2011, (Insd. by FGIC)	450,000	486,482
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	615,000	642,638
Los Angeles, CA Harbor RRB, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	287,378

		3,867,729

SALES TAX 0.5%
Los Angeles CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019, (Insd. by MBIA)	250,000	258,955

TRANSPORTATION 7.7%
Bay Area Toll Auth., California Toll & Bridge RB, 5.00%, 04/01/2021, (Insd. by AMBAC)	1,250,000	1,296,813
Bay Area Toll Auth., California Toll & Bridge RRB, 5.00%, 04/01/2019	1,000,000	1,043,870
California Infrastructure & EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%, 07/01/2018, (Insd. by
FSA)	1,435,000	1,548,164

		3,888,847

UTILITY 2.5%
Los Angeles, CA Water & Power RRB, Ser. A-2, 5.00%, 07/01/2016	700,000	735,623
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	500,000	510,265

		1,245,888

WATER & SEWER 17.0%
California Dept. of Water Resources RRB, Water Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,061,220
Contra Costa, CA Water Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	387,851
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,577,325
East Bay, CA Muni. Util. Water Sys. RRB, 5.00%, 06/01/2018, (Insd. by FSA)	345,000	358,182
Eastern California Water & Sewer COP, Ser. A:
5.00%, 07/01/2017, (Insd. by MBIA)	150,000	158,027
5.00%, 07/01/2021, (Insd. by MBIA)	300,000	311,241
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017, (Insd. by FSA)	2,400,000	2,502,048
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%, 07/01/2018, (Insd. by MBIA)	1,000,000	1,062,360
Metropolitan Water Dist. of Southern California Waterworks RRB, Ser. A, 4.125%, 03/01/2019	200,000	193,558
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	262,200
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	728,602

		8,602,614

Total Municipal Obligations (cost $48,538,531)		48,209,903

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen California Municipal Money Market Fund ø (cost $1,612,413)	1,612,413	$1,612,413

Total Investments (cost $50,150,944) 98.7%		49,822,316
Other Assets and Liabilities 1.3%		660,511

Net Assets 100.0%		$50,482,827

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2006:

California	96.8%
Non-State Specific	3.2%

100.0%

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $50,150,944. The gross unrealized appreciation and depreciation on securities based on tax cost was $211,493 and $540,121, respectively, with a net unrealized depreciation of $328,628.

3

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
COMMUNITY DEVELOPMENT DISTRICT 2.9%
Connecticut Dev. Auth. RB:
Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	$750,000	$776,070
Mary Wade Home, Ser. A:
5.60%, 12/01/2007.	200,000	203,204
5.70%, 12/01/2008	100,000	102,722
6.375%, 12/01/2018	1,000,000	1,080,580

		2,162,576

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	1,042,109

EDUCATION 7.1%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford:
Ser. E, 5.00%, 07/01/2013	1,000,000	1,038,880
Ser. G, 5.25%, 07/01/2026	1,000,000	1,036,220
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,515,060
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,613,149

		5,203,309

ELECTRIC REVENUE 6.4%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,044,480
Puerto Rico Elec. Power Auth., RB:
Ser. NN, 5.50%, 07/01/2018	1,500,000	1,571,355
Ser. RR, 5.00%, 07/01/2023	2,000,000	2,073,360

		4,689,195

GENERAL OBLIGATION – LOCAL 13.0%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,074,440
Ser. B, 5.00%, 12/01/2018	1,500,000	1,577,085
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	695,739
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,353,092
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,017,540
Milford, CT GO, 5.20%, 01/15/2013	500,000	531,800
Montville, CT GO, 5.25%, 12/01/2008	300,000	309,885
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,238
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,032,024
Plainville, CT GO, 5.00%, 12/01/2017	500,000	521,430
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	684,268
6.00%, 02/01/2013	680,000	721,398

		9,523,939

GENERAL OBLIGATION – STATE 10.7%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	211,380
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,312,860
Commonwealth of Puerto Rico Infrastructure Fin. Auth. GO, Ser. C, 5.50%, 07/01/2028	1,000,000	1,116,310
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,085,740
Ser. E, 5.125%, 11/15/2015	1,000,000	1,048,110
Ser. F, 5.25%, 10/15/2021	1,000,000	1,064,650

		7,839,050

1

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 15.8%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	$1,000,000	$1,031,260
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	510,020
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	250,355
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,061,310
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,020,160
Veteran’s Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,020,030
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	2,010,000	2,073,214
5.00%, 07/01/2035	1,000,000	1,021,080
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,020,040
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	1,000,000	1,013,070
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,066,250
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2025	500,000	533,590

		11,620,379

HOUSING 9.4%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	331,298
Mtge. Fin. Program:
Ser. G, 6.00%, 11/15/2027	425,000	433,521
Ser. D-1, 5.75%, 11/15/2017	550,000	570,829
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,000,920
Ser. F-1, 5.05%, 11/15/2021	995,000	1,005,199
Ser. G-2, 4.55%, 11/15/2018	500,000	489,235
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,067,000

		6,898,002

INDUSTRIAL DEVELOPMENT REVENUE 3.4%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A,
5.50%, 01/01/2014	1,000,000	1,004,200
Franklin, WI Solid Waste Mgmt. RB, Ser. A, 4.95%, 11/01/2016	1,000,000	993,780
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%,
08/01/2035	500,000	520,140

		2,518,120

MISCELLANEOUS REVENUE 0.3%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	257,110

PRE-REFUNDED 10.6%
Connecticut GO:
Ser. A, 6.00%, 04/15/2013	3,000,000	3,243,330
Ser. D, 5.125%, 11/15/2017	2,000,000	2,105,780
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	1,040,000	1,140,214
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,106,790
Stamford, CT GO, 5.00%, 07/15/2017	200,000	204,622

		7,800,736

SPECIAL TAX 7.3%
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	530,000	548,137
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	517,590
Ser. B, 6.50%, 10/01/2010	3,905,000	4,288,627

		5,354,354

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	415,000	416,457

2

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 5.8%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	$2,000,000	$2,082,260
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,170,540

		4,252,800

UTILITY 1.4%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,034,650

WATER & SEWER 2.9%
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,032,850
5.25%, 08/01/2014	1,000,000	1,062,570

		2,095,420

Total Investments (cost $71,159,671) 99.0%		72,708,206
Other Assets and Liabilities 1.0%		748,790

Net Assets 100.0%		$73,456,996

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2006:

Connecticut	78.1%
Puerto Rico	14.3%
South Carolina	3.0%
Florida	1.4%
Wisconsin	1.4%
Minnesota	0.7%
North Carolina	0.7%
Virgin Islands	0.4%

100.0%

On June 30, 2006 the aggregate cost of securities for federal income tax purposes was $71,159,671. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,845,621 and $297,086, respectively, with a net unrealized appreciation of $1,548,535.

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 2.9%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$5,000,000	$5,115,200
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,089,380

		7,204,580

CONTINUING CARE RETIREMENT COMMUNITY 5.3%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,490,000	1,535,892
Maryland Hlth. & Higher Edl. Facs. RB, Ser. A, 5.40%, 01/01/2031 #	500,000	499,460
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,161,914
First Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	691,281
6.00%, 10/01/2022	4,140,000	4,210,049
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,066,450
The Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,027,800

		13,192,846

EDUCATION 6.6%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,392,363
5.25%, 01/15/2022	1,000,000	1,052,240
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	552,220
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,059,400
5.25%, 07/01/2020	1,000,000	1,057,010
Princeton Univ., Ser. H, 5.25%, 07/01/2017	1,865,000	1,956,068
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,112,847
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,233,500

		16,415,648

GENERAL OBLIGATION – LOCAL 5.0%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	300,000	300,483
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	512,220
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,723,399
5.60%, 03/01/2013	1,065,000	1,126,025
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	508,925
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	255,775
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	446,788
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	340,028
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,023,043
Monmouth Cnty., NJ GO, 5.00%, 01/15/2017	850,000	894,566
Ocean Cnty., NJ GO, 5.00%, 11/01/2017	1,000,000	1,052,750
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,103,619
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	1,095,000	1,116,900
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	377,896
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,352,871
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	142,182

		12,277,470

GENERAL OBLIGATION – STATE 5.2%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021, (Insd. by MBIA)	1,000,000	1,030,300
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,170,114

1

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	$500,000	$506,265
Ser. E, 6.00%, 07/15/2009	6,500,000	6,883,630
Ser. F, 5.50%, 08/01/2011	3,000,000	3,206,130

		12,796,439

HOSPITAL 15.5%
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,109,600
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,532,725
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	522,930
Doctors' Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,295,000	2,297,157
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,459,527
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,244,260
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,950,422
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,050,340
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,275,000	1,277,065
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,094,480
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,943,125
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,574,371
St. Joseph's Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,021,150
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%,
01/15/2022	2,900,000	3,122,778

		38,199,930

HOUSING 7.1%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,054,020
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,301,087
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,055,320
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,020,880
5.70%, 05/01/2020, (Insd. by FSA)	225,000	233,910
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	353,464
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,875,000	1,922,025
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,216,899
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,505,105

		17,662,710

INDUSTRIAL DEVELOPMENT REVENUE 1.2%
Ohio Water Dev. Auth. Solid Waste Disposal RB, North Star BHP Steel Cargill, 6.30%, 09/01/2020	3,000,000	3,044,130

LEASE 5.9%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,046,770
5.25%, 08/15/2021	1,500,000	1,565,340
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,308,061
Hudson Cnty., NJ COP, Correctional Facs., Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	2,500,000	2,573,725
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,845,460
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,178,199
Ser. A, 5.70%, 07/01/2012	2,430,000	2,577,695
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	508,080

		14,603,330

2

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 4.9%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	$1,770,000	$1,880,837
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009, (Insd.
by AMBAC)	250,000	266,205
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,391,334
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,327,625
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,299,035

		12,165,036

PORT AUTHORITY 14.8%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	800,355
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018	3,750,000	3,913,575
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,549,100
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,019,930
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,608,376
Port Auth. of New York & New Jersey RB:
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,334,200
Ser. 1038, FRN, 6.79%, 11/15/2013, (Insd. by FGIC)	5,000,000	5,682,700
Ser. B, 6.00%, 07/15/2008	7,275,000	7,416,572
Port Auth. of Seattle, Washington RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,146,680
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	2,981,987

		36,453,475

PRE-REFUNDED 1.4%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	53,655
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	54,425
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,425,758

		3,533,838

PUBLIC FACILITIES 2.8%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.25%, 09/01/2015	1,445,000	1,523,088
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,337,494
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,068,160

		6,928,742

SPECIAL TAX 1.3%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,084,660

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	465,000	467,018

TRANSPORTATION 13.5%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,524,043
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,293,920
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,075,420
New Jersey Hwy. Garden State Parkway Auth. RB, 5.15%, 01/01/2007	1,000,000	1,006,960
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	308,940
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,212,502
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	15,000,000	15,955,650
5.625%, 06/15/2013	1,200,000	1,295,772
5.625%, 06/15/2014	1,500,000	1,645,425
5.75%, 06/15/2015	1,300,000	1,447,069
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,090,044

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	$3,300,000	$3,493,540
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,446

		33,399,731

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,809,548

WATER & SEWER 4.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,116,200
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,030,160
New Jersey Wastewater Treatment RB:
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,027,270
5.25%, 09/01/2012	1,000,000	1,022,250
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,742,678
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,048,240
Stafford, NJ Muni. Util. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA) ##	370,000	370,699
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	526,110

		9,883,607

Total Municipal Obligations (cost $237,440,248)		244,122,738

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $165,611)	165,611	165,611

Total Investments (cost $237,605,859) 98.8%		244,288,349
Other Assets and Liabilities 1.2%		2,925,918

Net Assets 100.0%		$247,214,267

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2006:

New Jersey	86.4%
Puerto Rico	3.4%
Pennsylvania	2.7%
Delaware	1.9%
Maryland	1.4%
Ohio	1.3%
Virgin Islands	1.3%
Washington	0.9%
Georgia	0.6%
Non-state specific	0.1%

100.0%

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $237,605,859. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,438,410 and $755,920, respectively, with a net unrealized appreciation of $6,682,490.

5

EVERGREEN NEW YORK MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.3%
GENERAL OBLIGATION – LOCAL 25.4%
Bethlehem, NY Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	$180,000	$172,120
Brookhaven, NY Refunding GO, 5.00%, 08/15/2015, (Insd. by MBIA)	1,790,000	1,901,445
Byram Hills, NY Sch. Dist. GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	1,976,989
Commack, NY Sch. Dist. GO, 4.00%, 11/15/2016, (Insd. by FGIC)	360,000	353,534
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014, (Insd. by FSA)	1,000,000	1,064,960
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	450,045
Lake Placid, NY Sch. Dist. GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	901,463
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	944,224
Liverpool, NY Sch. Dist. GO, 5.125%, 07/15/2016, (Insd. by FSA)	1,165,000	1,225,382
Millbrook, NY Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	575,272
New York, NY GO:
Ser. A, 5.00%, 08/01/2019	640,000	658,810
Ser. C, 5.50%, 08/01/2014	500,000	533,130
Ser. G:
5.00%, 12/01/2019	250,000	256,905
5.00%, 08/01/2020	2,000,000	2,055,120
5.00%, 12/01/2021	1,000,000	1,021,320
Ser. H, 5.00%, 08/01/2020	300,000	307,200
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,301,675
5.00%, 07/15/2017	1,460,000	1,525,554
Orange Cnty., NY Refunding GO, Ser. A, 5.00%, 07/15/2020	500,000	521,790
Pittsford, NY Central Sch. Dist. GO, 4.00%, 10/01/2016	1,000,000	978,530
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	500,185
4.375%, 01/15/2020	520,000	517,624
4.375%, 01/15/2021	545,000	539,212
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	4,000,000	4,191,680

		24,474,169

GENERAL OBLIGATION – STATE 1.1%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	501,040
4.50%, 03/15/2020	530,000	528,892

		1,029,932

HOUSING 11.2%
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	498,925
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	960,000	997,373
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,704,798
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,793,448
New York Dorm. Auth. RRB, Univ. Dorm. Facs., Ser. A, 5.00%, 07/01/2017, (Insd. by FGIC)	1,805,000	1,882,651
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,903,439
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,072,360
New York Mtge. Agcy. SFHRB:
Ser. 67, 5.30%, 10/01/2010	585,000	599,028
Ser. 102, 4.70%, 10/01/2016	350,000	355,660

		10,807,682

1

EVERGREEN NEW YORK MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	$1,145,000	$1,225,288
5.50%, 09/01/2013	1,100,000	1,174,294
5.50%, 09/01/2015	620,000	664,063

		3,063,645

MISCELLANEOUS REVENUE 2.0%
New York Battery Park City Auth. RB, Ser. A:
5.25%, 11/01/2017	300,000	318,693
5.25%, 11/01/2020 #	1,500,000	1,591,695

		1,910,388

POWER 3.8%
Long Island, NY Power Auth. Elec. Sys. RB, Ser. A, 5.00%, 12/01/2019, (Insd. by FGIC)	1,500,000	1,565,535
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,042,590
5.25%, 11/15/2016	1,000,000	1,060,670

		3,668,795

SALES TAX 20.3%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,566,165
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,487,814
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017	1,000,000	1,044,080
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%, 01/01/2018	1,000,000	1,029,610
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	544,920
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017, (Insd. by MBIA)	2,000,000	2,099,780
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd. by MBIA)	3,970,000	4,133,723
New York, NY TFA RB:
Ser. C, 5.25%, 02/15/2018	1,450,000	1,525,502
Ser. G, 5.00%, 08/01/2018	3,925,000	4,076,583
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,080,060

		19,588,237

TRANSPORTATION 16.3%
Metropolitan Trans. Auth. RB:
Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	925,000	985,338
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,584,742
Ser. C, 5.00%, 11/15/2015	1,000,000	1,045,090
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	4,320,000	4,497,725
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,042,050
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	519,755
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2021	1,500,000	1,557,765
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,190,986
Port Auth. of New York & New Jersey RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,038,090
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	257,452

		15,718,993

WATER & SEWER 13.0%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	3,500,000	3,669,505
Ser. A, 5.00%, 06/15/2019	3,000,000	3,143,820
Ser. B, 5.00%, 11/15/2017	1,250,000	1,306,250
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,346,793

		12,466,368

Total Municipal Obligations (cost $92,936,457)		92,728,209

2

EVERGREEN NEW YORK MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen New York Municipal Money Market Fund ø ## (cost $4,359,866)	4,359,866	$4,359,866

Total Investments (cost $97,296,323) 100.8%		97,088,075
Other Assets and Liabilities (0.8%)		(775,926)

Net Assets 100.0%		$96,312,149

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of June 30, 2006:

New York	95.5%
Non-state specific	4.5%

100.0%

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $97,323,335. The gross unrealized appreciation and depreciation on securities based on tax cost was $593,563 and $828,823, respectively, with a net unrealized depreciation of $235,260.

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 2.5%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$5,862,175
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,176,790
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.00%, 10/01/2035	6,000,000	6,047,460
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,883,002
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,717,547
5.50%, 07/01/2017	1,250,000	1,317,137

		22,004,111

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026	2,500,000	2,460,100

CONTINUING CARE RETIREMENT COMMUNITY 3.7%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,042,210
6.00%, 10/01/2034	1,400,000	1,456,784
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,025,092
5.00%, 12/15/2013	1,075,000	1,066,540
5.30%, 12/15/2026	2,120,000	2,051,588
Ser. B, 4.65%, 12/15/2029	4,625,000	4,581,479
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%,
12/01/2024	6,000,000	6,661,380
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%, 11/15/2017	1,000,000	1,026,540
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	3,755,000	3,756,314
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,065,669
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,060,020

		31,793,616

EDUCATION 13.6%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,116,857
Charleston, SC Edl. Excellence Fin. Corp. RB, ROL-RR-II-R-497, 6.42%, 12/01/2025 +	1,615,000	1,733,896
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,073,340
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,022,510
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow Proj.,
5.00%, 12/01/2028	9,010,000	9,102,172
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%, 04/15/2014	1,000,000	1,057,730
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2029	1,500,000	1,477,755
Latrobe, PA IDRB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,687,041
5.375%, 05/01/2024	5,600,000	5,679,296
5.60%, 05/01/2021	1,500,000	1,549,620
5.70%, 05/01/2031	1,500,000	1,549,260
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,593,711
5.25%, 12/01/2024	1,190,000	1,212,170
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,383,638
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	1,011,470
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	2,009,040
Beaver College, 5.70%, 04/01/2027	1,560,000	1,633,351
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by
Radian Group, Inc.)	6,210,000	6,281,229
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,904,796
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,065,900

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	$1,605,000	$1,652,588
La Salle Univ., 5.625%, 05/01/2017	1,000,000	1,011,300
Univ. of the Arts, Ser. A, 5.00%, 09/15/2033, (Insd. by Radian Group, Inc.)	3,000,000	3,038,100
Ursinus College:
5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,509,015
5.85%, 01/01/2017	2,755,000	2,837,209
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,567,232
Temple Univ., 5.25%, 04/01/2016	905,000	931,734
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,361,114
5.50%, 01/01/2018	1,000,000	1,054,110
Univ. of Pennsylvania Hlth. Sys., Ser. A, 5.00%, 08/15/2016, (Insd. by AMBAC)	5,000,000	5,238,950
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,134,190
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,053,970
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,303,250
5.00%, 07/15/2039	5,750,000	5,637,760
5.25%, 07/15/2024	1,000,000	1,023,900
5.40%, 07/15/2036	5,500,000	5,648,115
Pennsylvania Higher Edl. Facs. Auth. RRB, Univ. Properties Student Hsg., 5.00%, 08/01/2035,
(Insd. by CIFG Svcs., Inc.)	1,750,000	1,770,667
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,321,350
6.00%, 02/01/2017	2,690,000	2,917,628
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,327,907
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	350,000	352,114
6.00%, 10/01/2029	1,500,000	1,513,935
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,813,280
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,331,988
Snyder Cnty., PA Higher Ed. Auth. RB, Susquehanna Univ. Proj., 5.00%, 01/01/2030, (Insd. by
CIFG Svcs., Inc.)	3,000,000	3,059,130

		117,555,318

ELECTRIC REVENUE 1.2%
Indiana Cnty., PA IDA PCRRB, Pennsylvania Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	9,600,000	10,143,168

GENERAL OBLIGATION – LOCAL 9.2%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,188,746
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,480,634
5.50%, 04/15/2018	1,000,000	1,064,650
5.50%, 04/15/2019	2,590,000	2,757,443
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,028,358
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,005,300
5.50%, 05/15/2018	2,000,000	2,136,160
5.50%, 05/15/2019	1,500,000	1,602,120
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,480,550
5.50%, 06/01/2016	2,000,000	2,157,000

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Chester Cnty., PA GO:
5.50%, 11/15/2017	$2,280,000	$2,440,421
5.50%, 11/15/2018	2,405,000	2,574,216
5.50%, 11/15/2019	2,535,000	2,713,363
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,193,425
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,120,283
5.50%, 11/15/2016	1,110,000	1,178,687
5.50%, 11/15/2017	1,170,000	1,242,400
5.50%, 11/15/2018	1,240,000	1,316,731
Haverford, PA Sch. Dist. GO:
5.25%, 03/15/2017, (Insd. by FSA)	1,000,000	1,078,810
5.50%, 03/15/2018, (Insd. by FSA)	2,250,000	2,478,757
5.50%, 03/15/2019, (Insd. by FSA)	2,200,000	2,428,976
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	905,171
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,805,026
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,071,690
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,069,820
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	714,366
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	881,003
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,717,025
5.625%, 08/01/2019	1,000,000	1,086,810
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,135,224
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	3,007,400
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,882,993
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,068,660
5.50%, 03/15/2018	2,585,000	2,782,623
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,262,087
5.50%, 02/15/2017	1,520,000	1,606,716
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,075,676
York Cnty., PA GO, 5.00%, 06/01/2029, (Insd. by MBIA)	1,200,000	1,228,932

		78,968,252

GENERAL OBLIGATION – STATE 12.0%
Pennsylvania GO:
ROL-RR-II-R-506, 6.67%, 07/01/2019, (Insd. by FSA & MBIA) +	17,035,000	20,215,094
Ser. 1:
5.00%, 10/01/2024	10,000,000	10,348,200
5.00%, 10/01/2026	7,585,000	7,830,299
6.00%, 01/15/2012	2,705,000	2,912,717
6.00%, 01/15/2014	3,105,000	3,343,433
6.00%, 01/15/2015	9,605,000	10,342,568
6.00%, 01/15/2016	9,805,000	10,557,926
Ser. 2:
5.00%, 01/01/2026	5,000,000	5,152,550
5.50%, 05/01/2017	3,500,000	3,771,985
5.75%, 10/01/2014	11,725,000	12,484,311
5.75%, 10/01/2018	1,000,000	1,064,760
6.25%, 07/01/2010	5,000,000	5,423,850
6.25%, 07/01/2011	5,060,000	5,576,424
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,384,302

		103,408,419

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 14.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%,
12/15/2014, (Insd. by AMBAC)	$8,295,000	$8,662,883
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,073,720
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,313,088
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,035,290
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd.
by MBIA)	510,000	520,883
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A:
5.00%, 06/01/2024	1,000,000	1,001,530
5.00%, 06/01/2030	1,000,000	993,060
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	3,562,405
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A, 5.50%,
08/15/2010	1,685,000	1,741,228
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	751,706
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	6,974,854
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB:
Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	4,002,440
Pleasant View Retirement, Ser. A, 5.125%, 12/15/2020	1,250,000	1,212,238
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016,
(Insd. by MBIA)	2,500,000	2,910,025
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	6,684,990
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	250,000	266,223
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,002,150
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2021,
(Insd. by FHA & MBIA)	3,000,000	3,139,080
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	13,900,301
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,643,360
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,524,344
5.625%, 07/01/2032	1,000,000	1,029,980
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,096,390
Ser. B, 5.875%, 11/15/2021	3,550,000	3,644,572
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,376,217
6.25%, 01/15/2017	4,000,000	4,351,600
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,505,711
5.125%, 05/15/2012	3,555,000	3,671,426
5.125%, 05/15/2018	8,850,000	9,046,824
5.25%, 05/15/2013	3,045,000	3,116,223
5.25%, 05/15/2014	7,390,000	7,621,307
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%,
07/01/2024, (Insd. by MBIA)	3,250,000	3,277,008
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,871,316
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,010,440
5.00%, 12/01/2029	1,500,000	1,514,535
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,490,059
6.25%, 06/01/2022	1,750,000	1,882,440

		126,421,846

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 2.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	$710,000	$731,449
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,035,000	1,064,663
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A,
5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,087,780
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 65-A, 5.20%, 10/01/2018	4,400,000	4,441,624
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,339,512
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,780,007
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA
& GNMA)	1,000,000	988,390

		21,433,425

INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,029,320
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	11,000,000	10,632,160
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	6,400,000	6,458,688
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,470,375
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,871,972
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,116,400

		35,578,915

LEASE 3.8%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,814,339
5.25%, 12/01/2024	8,485,000	8,656,906
Middle Bucks, PA Area Vocational Tech. Sch. Auth RB, Institute of Tech., 5.00%, 02/15/2029	3,175,000	3,247,898
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,941,876
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,719,467
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,287,400
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,379,927
York Cnty., PA Sch. Tech. Auth. Lease RB:
5.375%, 02/15/2019, (Insd. by FGIC)	2,890,000	3,070,741
5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,288,241

		32,406,795

MISCELLANEOUS REVENUE 8.9%
Commonwealth Fin. Auth. of Pennsylvania RB, Ser. A:
5.00%, 06/01/2022, (Insd. by MBIA)	10,000,000	10,356,200
5.00%, 06/01/2025, (Insd. by FSA)	9,215,000	9,513,013
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,645,200
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,500,000	22,499,160
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,175,680
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,489,344
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,137,755
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,677,047
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,276,821
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	263,047
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,069,390
5.50%, 04/15/2017	1,000,000	1,064,040
5.50%, 04/15/2020	925,000	984,237
5.50%, 04/15/2022	500,000	531,230

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	$2,565,000	$2,644,592
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,602,699
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,045,160
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,087,980

		77,062,595

PORT AUTHORITY 1.1%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,137,580
5.50%, 03/01/2017	3,750,000	3,997,350
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A, 5.50%,
01/01/2018, (Insd. by FSA)	3,425,000	3,645,193

		9,780,123

PRE-REFUNDED 13.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,905,415
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,542,873
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,498,228
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,095,000
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,447,023
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,341,650
6.375%, 03/01/2014	5,500,000	5,893,085
6.375%, 03/01/2015	4,750,000	5,089,482
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2020, (Insd. by MBIA)	3,865,000	4,115,955
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,845,432
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,569,107
Allentown, PA Refunding GO, 5.65%, 07/15/2010, (Insd. by AMBAC)	170,000	179,311
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,061,940
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,086,870
Bucks Cnty., PA, St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	5,000,000	5,143,550
Cambria Cnty., PA GO, 5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,467,625
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth., 5.50%, 05/15/2017, (Insd. by MBIA)	490,000	501,799
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	10,000	10,444
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,611,034
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	1,979,118
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,776,398
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,135,000	1,177,687
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,708,699
5.75%, 10/01/2017	3,270,000	3,581,696
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	1,030,000	1,099,937
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,164,011
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,243,392
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,806,450
Pennsylvania GO, Sto-Rox Sch. Dist., 5.80%, 06/15/2030	1,500,000	1,612,395
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College, 5.40%, 12/01/2009, (Insd. by MBIA)	605,000	625,461
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	460,000	474,246
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,743,131
Temple Univ., 5.25%, 04/01/2016, (Insd. by MBIA)	1,385,000	1,430,913
Pennsylvania Turnpike Commission RB, 5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,179,043

>
EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	$850,000	$905,369
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	502,445
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	930,000	1,048,659
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,952,339
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,208,980
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	2,025,000	2,099,520
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,879,109
ETM, 5.375%, 05/15/2028	1,620,000	1,706,751

		113,311,572

RESOURCE RECOVERY 0.5%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,599,300
Ser. G, 5.125%, 12/01/2015	2,000,000	1,967,540

		4,566,840

SPECIAL TAX 1.2%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,160,483
Ser. B, 6.40%, 12/15/2018	2,340,000	2,518,261
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.20%, 10/01/2009	1,000,000	1,029,120
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,028,220
5.50%, 10/01/2018	500,000	512,435
5.50%, 10/01/2022	1,000,000	1,024,180
5.625%, 10/01/2025	2,250,000	2,304,495

		10,577,194

TRANSPORTATION 3.4%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	1,000,000	1,067,910
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,315,165
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	1,034,500
Pennsylvania Turnpike Commission RB, Ser. A:
5.00%, 12/01/2026, (Insd. by AMBAC)	7,740,000	7,984,042
5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,141,700
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,878,027
5.625%, 06/01/2014	3,595,000	3,869,981
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,675,078
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,597,500

		29,563,903

WATER & SEWER 3.2%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	872,974
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,220,358
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,709,113
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,845,107
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,187,850
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,460,040
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,322,239
Spotsylvania Cnty., VA Water & Sewer RRB, 5.00%, 06/01/2026	1,515,000	1,561,102
University of Pittsburgh, Pennsylvania RB, Area Joint Sewer Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,672,610
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,864,580
5.25%, 07/01/2009	1,370,000	1,399,715

		27,115,688

Total Municipal Obligations (cost $836,505,186)		854,151,880

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,883)	3,883	$3,883

Total Investments (cost $836,509,069) 99.0%		854,155,763
Other Assets and Liabilities 1.0%		8,321,906

Net Assets 100.0%		$862,477,669

+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2006:

Pennsylvania	88.9%
South Carolina	4.7%
Puerto Rico	1.9%
Virgin Islands	1.1%
Virginia	0.9%
District of Columbia	0.7%
Georgia	0.7%
New Jersey	0.4%
Nevada	0.3%
Delaware	0.2%
Florida	0.1%
Maryland	0.1%

100.0%

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $836,512,369. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,486,351 and $6,842,957, respectively, with a net unrealized appreciation of $17,643,394.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2006

By:	/s/Kasey Phillips Kasey Phillips Principal Financial Officer

Date: August 29, 2006